RELATED PARTY TRANSACTIONS (Schedule of contingent consideration payable) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Activity for the contingent consideration payable [Roll Forward]
Beginning of period	$ 6,732,123
Present value of liability incurred		$ 6,584,042
Accretion in Value	$ 853,312	148,081
End of period	$ 7,585,435	$ 6,732,123